SUPPLEMENTAL CASH FLOW DISCLOSURE (Changes in non-cash working capital balances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Cash flow statement [Abstract]
Trade accounts receivable	$ 77,940	$ (135,103)
Income taxes	(1,571)	12,577
Inventories	(448,838)	(33,744)
Prepaid expenses, deposits and other current assets	29,915	(18,964)
Accounts payable and accrued liabilities	35,460	78,495
Other adjustments to reconcile profit (loss)	$ (307,094)	$ (96,739)